UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Rosen Real Estate Securities LLC
Address:		1995 University Avenue, Ste 550
			Berkeley, CA  94704

13F File Number:	028-12206

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chief Executive Officer
Phone:			510-549-4585

Signature,			Place, 				Date of Signing:

/s/ KENNETH T. ROSEN		Berkeley, California		February 7, 2011

Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		23
Form 13F Information Table Value Total:		220,271

List of Other Included Managers: 		N/A

No. 13F File Number			Name
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FORM 13F INFORMATION TABLE

NAME OF ISSUER				TITLE				VALUE		SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         				OF CLS		CUSIP		X$1000)		PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------			--------------	-----		-------		-------	---	----	-------	-------	------	------	------
ALEXANDRIA REAL ESTATE			COMMON STOCKS	015271109	667		9099	SH		Sole		9099
AMB PROPERTY CORP			COMMON STOCKS	00163T109	13023		410695	SH		Sole		410695
AVALON BAY CMNTYS INC			COMMON STOCKS	053484101	17277		153509	SH		Sole		153509
BOSTON PROPERTIES INC			COMMON STOCKS	101121101	13444		156143	SH		Sole		156143
BRANDYWINE RLTY TR			COMMON STOCKS	105368203	2615		224493	SH		Sole		224493
BRE PROPERTIES INC CL A			COMMON STOCKS	05564E106	17505		402411	SH		Sole		402411
CALI REALTY CORP			COMMON STOCKS	554489104	4135		125088	SH		Sole		125088
CAMDEN PROPERTY TRUST-SBI		COMMON STOCKS	133131102	874		16187	SH		Sole		16187
CORPORATE OFFICE PROPERTIES		COMMON STOCKS	22002T108	13678		391355	SH		Sole		391355
DOUGLAS EMMETT INC			COMMON STOCKS	25960P109	9749		587315	SH		Sole		587315
EQUITY RESIDENTIAL PROPERTIES		COMMON STOCKS	29476L107	14012		269712	SH		Sole		269712
ESSEX PROPERTY TRUST INC		COMMON STOCKS	297178105	7937		69492	SH		Sole		69492
FEDERAL REALTY INVT TR SBI NEW		COMMON STOCKS	313747206	11800		151419	SH		Sole		151419
HCP INC					COMMON STOCKS	40414L109	10109		274785	SH		Sole		274785
LIBERTY PROPERTY TRUST			COMMON STOCKS	531172104	4710		147555	SH		Sole		147555
MACERICH CO				COMMON STOCKS	554382101	8505		179553	SH		Sole		179553
PROLOGIS TR				COMMON STOCKS	743410102	1802		124809	SH		Sole		124809
REGENCY REALTY CORP			COMMON STOCKS	758849103	5368		127090	SH		Sole		127090
SIMON PROPERTY GROUP INC		COMMON STOCKS	828806109	21242		213506	SH		Sole		213506
SL GREEN REALTY CORP			COMMON STOCKS	78440X101	5489		81304	SH		Sole		81304
TAUBMAN CENTERS INC			COMMON STOCKS	876664103	6549		129744	SH		Sole		129744
UDR INC					COMMON STOCKS	902653104	12988		552207	SH		Sole		552207
VORNADO REALTY TRUST			COMMON STOCKS	929042109	16793		201530	SH		Sole		201530


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